Cover	Sep. 14, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2022
Entity File Number	1-11178
Entity Registrant Name	Revlon, Inc.
Entity Central Index Key	0000887921
Entity Tax Identification Number	13-3662955
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	527-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	REV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Revlon Consumer
Entity Information [Line Items]
Amendment Flag	false
Entity File Number	33-59650
Entity Registrant Name	Revlon Consumer Products Corporation
Entity Central Index Key	0000890547
Entity Tax Identification Number	13-3662953